Financial assets and liabilities held for trading (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Liabilities Held For Trading [Abstract]
Derivative financial instruments	R$ 14,274,999	R$ 13,435,678
Total	R$ 14,274,999	R$ 13,435,678